Capital commitments and contingent liabilities	12 Months Ended
Dec. 31, 2025
Capital commitments and contingent liabilities
Capital commitments and contingent liabilities

33Capital commitments and contingent liabilities

33.1Capital commitments

The Group was committed to the purchase of property, plant and equipment of $96.9 million as of December 31, 2025 (2024: $98.9 million).

33.2Contingent liabilities

The Group has contingent liabilities in respect of tax and legal claims arising in the ordinary course of business. The Group reviews these matters in consultation with internal and external tax and legal counsel to determine on a case by case basis whether a loss from each of these matters is probable, possible or remote.

The Group’s possible contingent liabilities in respect of litigation claims amounted to $12.8 million at the end of the reporting period (2024: $7.7 million).

Based on legal advice received, the Group’s liability is not considered probable, thus no provisions have been made in these consolidated financial statements.

In the ordinary course of business the Group is subject to regular tax reviews in the jurisdictions in which it operates, and out of which a number of tax disputes have been raised. Whilst the Group vigorously defends its positions in this regard, it does recognize a provision for uncertain tax positions and believes that the probable quantum of potential future cash outflows in relation to these tax disputes is unlikely to exceed the amount provided in this regard.